Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments [Abstract]
Disclosure of financial assets by categories	Financial assets and liabilities by categories

December 31, 2025	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$1,215	$—	$—	$1,215
Trade receivables from provisional concentrates sales (1)	—	112	—	112
Receivables not arising from sale of metal concentrates (1)	112	—	—	112
Investments	28	75	1	104
Contingent consideration (2)	—	36	—	36
Galleon Credit Facility	8	—	—	8
Non-current receivables	12	—	—	12
Derivative assets (3)	—	4	—	4
	$1,375	$227	$1	$1,603
Financial Liabilities:
Debt (4)	$714	$—	$—	$714
Accounts payable and accrued liabilities	$549	$—	$—	$549

December 31, 2024	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$863	$—	$—	$863
Trade receivables from provisional concentrates sales (1)	—	31	—	31
Receivables not arising from sale of metal concentrates (1)	128	—	—	128
Investments	—	23	1	24
Contingent consideration (2)	—	37	—	37
	$991	$91	$1	$1,083
Financial Liabilities:
Derivative liabilities	$—	$13	$—	$13
Debt (4)	$709	$—	$—	$709
Accounts payable and accrued liabilities	$489	$—	$—	$489
(1)Included in Trade and other receivables.
(2)Included in Other non-current assets (Note 14).
(3)Included in Other assets (Note 11).
(4)The fair value of the Company’s Debt approximates its carrying value as at December 31, 2025.

Disclosure of financial liabilities by categories	Financial assets and liabilities by categories

December 31, 2025	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$1,215	$—	$—	$1,215
Trade receivables from provisional concentrates sales (1)	—	112	—	112
Receivables not arising from sale of metal concentrates (1)	112	—	—	112
Investments	28	75	1	104
Contingent consideration (2)	—	36	—	36
Galleon Credit Facility	8	—	—	8
Non-current receivables	12	—	—	12
Derivative assets (3)	—	4	—	4
	$1,375	$227	$1	$1,603
Financial Liabilities:
Debt (4)	$714	$—	$—	$714
Accounts payable and accrued liabilities	$549	$—	$—	$549

December 31, 2024	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$863	$—	$—	$863
Trade receivables from provisional concentrates sales (1)	—	31	—	31
Receivables not arising from sale of metal concentrates (1)	128	—	—	128
Investments	—	23	1	24
Contingent consideration (2)	—	37	—	37
	$991	$91	$1	$1,083
Financial Liabilities:
Derivative liabilities	$—	$13	$—	$13
Debt (4)	$709	$—	$—	$709
Accounts payable and accrued liabilities	$489	$—	$—	$489
(1)Included in Trade and other receivables.
(2)Included in Other non-current assets (Note 14).
(3)Included in Other assets (Note 11).
(4)The fair value of the Company’s Debt approximates its carrying value as at December 31, 2025.

Disclosure of assets and liabilities in the fair value hierarchy
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Financial Statements at fair value on a recurring basis were categorized as follows:

	At December 31, 2025			At December 31, 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets and Liabilities:
Investments	$76	$—	$—	$25	$—	$—
Trade receivables from provisional concentrate sales	—	112	—	—	31	—
Derivative assets (1)	—	4	—	—	—	—
Contingent consideration (2)	—	—	36	—	—	37
Derivative liabilities	—	—	—	—	(13)	—
	$76	$116	$36	$25	$18	$37
(1)Included in Other assets (Note 11).
(2)Included in Other non-current assets (Note 14).

Disclosure of credit risk exposure
Cash and cash equivalents, trade accounts receivable and other receivables that represent the maximum credit risk to the Company consist of the following:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	$1,215	$863
Trade accounts receivable (1)	112	31
Supplier advances (1)	8	7
(1)Included in Trade and other receivables.

Disclosure of maturity analysis for derivative financial liabilities	The following tables summarize the remaining contractual maturities of the Company's financial liabilities and operating and capital commitments on an undiscounted basis:

Payments due by period December 31, 2025
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Accounts payable and accrued liabilities other than:	$512	$—	$—	$—	$512
Severance liabilities	2	17	12	39	70
Payroll liabilities	35	—	—	—	35
Total accounts payable and accrued liabilities	$549	$17	$12	$39	$617
Income tax payables	164	—	—	—	164
Repayment of principal	5	280	—	429	714
Interest and standby fees	29	43	26	8	106
Provisions (1)(2)	12	11	2	10	35
Future payroll liabilities	9	45	—	3	57
Total contractual obligations (2)	$768	$396	$40	$489	$1,693
(1)Total litigation provision (Note 16).
(2)Amounts above do not include payments related to asset retirement obligations (current $34 million, non-current $566 million) discussed in Note 16, and lease obligations discussed in Note 17.

Payments due by period December 31, 2024
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Accounts payable and accrued liabilities other than:	$472	$—	$—	$—	$472
Severance liabilities	8	12	8	32	60
Payroll liabilities	10	—	—	—	10
Total accounts payable and accrued liabilities	490	12	8	32	542
Income tax payables	102	—	—	—	102
Other liabilities	13	—	—	—	13
Repayment of principal	7	283	—	419	709
Interest and standby fees	29	57	28	21	135
Provisions (1)(2)	5	9	3	7	24
Future payroll liabilities	2	27	—	3	32
Total contractual obligations (2)	$648	$388	$39	$482	$1,557
(1)Total litigation provision (Note 16).
(2)Amounts above do not include payments related to asset retirement obligations (current: $28 million, non-current: $411 million) discussed in Note 16 and lease obligations (Note 17).

Disclosure of exposure to currency risk through financial assets and liabilities
The Company is exposed to currency risk through the following financial assets and liabilities, and deferred tax assets and liabilities denominated in foreign currencies:

At December 31, 2025	Cash and investments	Other current and non-current assets	Income taxes receivable (payable), current and non-current	Accounts payable, accrued liabilities and non-current liabilities	Deferred tax assets and liabilities
Canadian dollar	$102	$9	$2	$(94)	$(12)
Mexican peso	7	17	—	(26)	8
Argentine peso	1	35	1	(43)	17
Bolivian boliviano	6	13	(28)	(9)	3
European euro	—	—	(2)	—	—
Peruvian sol	7	11	(34)	(76)	(38)
Guatemala quetzal	—	—	—	(8)	—
Chilean peso	3	8	(60)	(84)	(2)
Brazilian real	4	7	(21)	(44)	(328)
	$130	$100	$(142)	$(384)	$(352)

At December 31, 2024	Cash and investments	Other current and non-current assets	Income taxes receivable (payable), current and non-current	Accounts payable, accrued liabilities and non-current liabilities	Deferred tax assets and liabilities
Canadian dollar	$40	$6	$(7)	$(67)	$(9)
Mexican peso	8	20	13	(28)	13
Argentine peso	—	44	1	(74)	(10)
Bolivian boliviano	10	9	(18)	(7)	—
Peruvian sol	3	25	(32)	(40)	(55)
Guatemala quetzal	—	—	—	(6)	—
Chilean peso	7	6	(16)	(77)	(61)
Brazilian real	1	4	(15)	(43)	(353)
	$69	$114	$(74)	$(342)	$(475)
At December 31, 2025, the Company had outstanding positions on its foreign currency exposure of Canadian dollar ("CAD") and Brazilian real ("BRL") purchases. The Company recorded the following derivative gains and losses on currencies for the years ended December 31, 2025 and 2024:

	2025	2024
Mexican peso gains (losses)	$3	$(3)
Canadian dollar gains (losses)	5	(6)
Chilean peso gains (losses)	6	(6)
Brazilian real gains (losses)	15	(10)
	$29	$(25)